TYPE           	 13F-HR
PERIOD           06/30/2008
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY  August 5,2008
Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	59
Form 13F Information Table Value Total:      	210,914


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

3M COMPANY		COM	88579Y101	1,403 	 20,160  SH		SOLE		 20,160
ABBOTT LABS 		COM	002824100	1,561 	 29,461  SH		SOLE		 29,461
ALCOA INC 		COM	013817101	5,074 	 142,455 SH		SOLE		 142,455
ALLEGHENY TECHNOLOGIES 	COM	01741r102	1,704 	 28,740  SH		SOLE		 28,740
AMERICAN EXPRESS CO	COM	025816109 	3,342 	 88,715  SH		SOLE		 88,715
AIG INC			COM	026874107	6,601 	 249,472 SH		SOLE		 249,472
ANADARKO PETE CORP 	COM	032511107	2,223 	 29,700  SH		SOLE		 29,700
AQUILA INC 		COM	03840p102	51 	 13,564  SH		SOLE		 13,564
AT&T INC		COM	00206R102	1,081 	 32,081  SH		SOLE		 32,081
AUTOMATIC DATA PROCESS 	COM	053015103	680 	 16,238  SH		SOLE		 16,238
AVERY DENNISON CORP 	COM	053611109	929 	 21,150  SH		SOLE		 21,150
BANK OF AMERICA CORP	COM	060505104	2,619 	 109,702 SH		SOLE		 109,702
BERKSHIRE HATHAWAY INC 	COM	084670207	1,408 	 351 	 SH		SOLE		 351
BP PLC SPONSORED 	ADR	055622104	1,553 	 22,327  SH		SOLE		 22,327
CAMPBELL SOUP CO 	COM	134429109	407 	 12,150  SH		SOLE		 12,150
CARPENTER TECHNOLOGY 	COM	144285103	3,873 	 88,720  SH		SOLE		 88,720
CBS CORP NEW CLASS B	COM	124857202	1,394 	 71,504  SH		SOLE		 71,504
CHEVRON CORPORATION	COM	166764100	7,857 	 79,258  SH		SOLE		 79,258
CITIGROUP INC		COM	172967101	779 	 46,494  SH		SOLE		 46,494
COCA COLA CO		COM	191216100	460 	 8,841 	 SH		SOLE		 8,841
CONOCOPHILLIPS		COM	20825C104	7,325 	 77,605  SH		SOLE		 77,605
CONSOLIDATED EDISON 	COM	209115104	230 	 5,889 	 SH		SOLE		 5,889
EVEREST RE GROUP LTD 	COM	g3223r108	4,367 	 54,790  SH		SOLE		 54,790
EXXON MOBIL CORP	COM	30231G102	13,376   151,780 SH		SOLE		 151,780
FANNIE MAE 		COM	313586109	835 	 42,795  SH		SOLE		 42,795
FEDEX CORP 		COM	31428X106	455 	 5,775 	 SH		SOLE		 5,775
FRIEDMAN BILLINGS RMSY  COM	358434108	21 	 14,257  SH		SOLE		 14,257
GENERAL AMERN INVS FUND	COM	368802104	33,290 1,028,728 SH		SOLE		 1,028,728
GENERAL DYNAMICS CORP	COM	369550108	1,718 	 20,400  SH		SOLE		 20,400
GENERAL ELECTRIC CO	COM	369604103	7,063 	 264,647 SH		SOLE		 264,647
HALLIBURTON COMPANY	COM	406216101	10,469 	 197,274 SH		SOLE		 197,274
HESS CORP 		COM	42809H107	1,994 	 15,800  SH		SOLE		 15,800
HOME DEPOT INC 		COM	437076102	4,142 	 176,847 SH		SOLE		 176,847
HONEYWELL INTL INC 	COM	438516106	3,490 	 69,420  SH		SOLE		 69,420
INTEL CORP		COM	458140100	5,627 	 261,951 SH		SOLE		 261,951
IBM			COM	459200101	519 	 4,375 	 SH		SOLE		 4,375
iSHARES MSCI EAFE FUND	COM	464287465	10,048 	 146,320 SH		SOLE		 146,320
JOHNSON & JOHNSON 	COM	478160104	13,646 	 212,093 SH		SOLE		 212,093
JPMORGAN CHASE & CO	COM	46625H100	3,236 	 94,305  SH		SOLE		 94,305
KIT DIGITAL INC.	COM	482470101	14 	 41,740  SH		SOLE		 41,740
LOWES COMPANIES INC	COM	548661107	1,274 	 61,400  SH		SOLE		 61,400
MEDTRONIC INC 		COM	585055106	2,412 	 46,600  SH		SOLE		 46,600
MICROSOFT CORP		COM	594918104	1,914 	 69,590  SH		SOLE		 69,590
NATIONAL CITY CORP	COM	635405103	389 	 81,501  SH		SOLE		 81,501
NATIONAL-OILWELL INC.	COM	637071101	1,542 	 17,385  SH		SOLE		 17,385
PARTNERRE LTD BERMUDA 	COM	g6852t105	4,423 	 63,975  SH		SOLE		 63,975
PFIZER INC. 		COM	717081103	3,111 	 178,075 SH		SOLE		 178,075
PROCTER & GAMBLE CO	COM	742718109	321 	 5,271 	 SH		SOLE		 5,271
ROYAL DUTCH SHELL 	ADR	780259206	1,466 	 17,936  SH		SOLE		 17,936
SCHLUMBERGER LTD	COM	806857108	1,495 	 13,916  SH		SOLE		 13,916
SPDR TR UNIT SER 1	COM	78462f103	491 	 3,838 	 SH		SOLE		 3,838
STATE STR CORP		COM	857477103	1,141 	 17,825  SH		SOLE		 17,825
STREETTRACKS GOLD TR	COM	78463v107	5,752 	 62,935  SH		SOLE		 62,935
TEXAS INSTRUMENTS INC	COM	882508104	4,664 	 165,611 SH		SOLE		 165,611
TIME WARNER INC NEW	COM	887317105	347 	 23,450  SH		SOLE		 23,450
TOYOTA MOTOR CORP SP 	ADR	892331307	4,928 	 52,430  SH		SOLE		 52,430
UNION PAC CORP COM	COM	907818108	1,722 	 22,805  SH		SOLE		 22,805
WACHOVIA CORPORATION 	COM	929903102	1,197 	 77,075  SH		SOLE		 77,075
WAL-MART STORES INC	COM	931142103	5,464 	 97,230  SH		SOLE		 97,230
